SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:         SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

a.	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they were made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

On an ongoing basis, the Company's management evaluates estimates, including those related to intangible assets and goodwill, tax assets and liabilities, fair values of stock-based awards, allowance for bad debt. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

b.	Financial statements in United States dollars

A majority of the revenues of the Group are denominated in U.S. dollars ("dollar" or "dollars"). The dollar is the primary currency of the economic environment in which the

Group operates. Thus, the functional and reporting currency of the Group is the dollar. Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with Accounting Standards Codification ("ASC") No. 830, "Foreign Currency Matters". Changes in currency exchange rates between the Company's functional currency and the currency in which a transaction is denominated are included in the Company's results of operations as finance income (expenses), net in the period in which the currency exchange rates change.

c.	Principles of consolidation

The consolidated financial statements include the accounts of the Group. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

d.	Cash equivalents

Cash equivalents are short-term unrestricted highly liquid investments that are readily convertible to cash with original maturities of three months or less, at acquisition.

e.	Restricted cash

Restricted cash is a deposit account which is held by the Company on behalf of Company's customers.

f.	Marketable securities

The Company accounts for investments in debt and equity securities in accordance with ASC No. 320, "Debt and Equity Securities". Management determines the appropriate classification of its investments in marketable securities at the time of purchase and reevaluates such determinations at each balance sheet date. The Company classifies all of its securities as available for sale carried at fair market value. Fair value is determined based on observable market value quotes. Available-for-sale securities are carried at fair value, with unrealized gains and losses reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sales of investments, are included in earnings and are derived using the specific identification method for determining the cost of securities. Interest and dividends on securities are included in financial income (expense), net.

The net realized gains (losses) on sales of available-for-sale securities of $(0), $(1) and $4 in 2018, 2017 and 2016, respectively, were recorded in financial income (expense), net.

The Company sold the marketable securities during the second quarter of 2017.

g.	Property and equipment, net

Property and equipment are measured at cost, including directly attributable costs, less accumulated depreciation and accumulated impairment losses. Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%

Computers and peripheral equipment	33
Office furniture and equipment	3 - 20 (mainly 7)
Leasehold improvements	Over the shorter of the lease term or useful economic life

h.	Impairment of long-lived assets

The Company's long-lived assets and certain identifiable intangibles are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment" ("ASC 360"), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

i.	Intangible assets:

Intangible assets that are considered to have a definite useful life are amortized over their useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up in accordance with ASC No. 350, "Intangibles – Goodwill and other" ("ASC 350"). The Company's identifiable intangibles are reviewed for impairment in accordance with ASC 360 whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

The Company's net intangible asset balance for year ended December 31, 2018 is $21 which will be completely depreciated by the end of 2019.

j.	Goodwill

Goodwill and other certain purchased intangible assets have been recorded in the Company’s financial statements as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, "Intangible - Goodwill and Other," ("ASC 350") goodwill is not amortized, but rather is subject to an annual impairment test.

ASC 350 requires goodwill to be tested for impairment at the reporting unit level at least annually or between annual tests in certain circumstances and written down when impaired.

Goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value.

ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the two-step impairment test is performed. Alternatively, ASC 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the first step of the goodwill impairment test.

The Company’s goodwill balance is only assigned to its Enterprise reporting unit. The Company performs an annual impairment test of its reporting units as of the 1st of October of each year, or more frequently if impairment indicators are present. Fair value of the reporting units is determined using discounted cash flows. Significant estimates used in the fair value methodologies include estimates of future cash flows, future growth rates and the weighted average cost of capital of the reporting units.

Based on the 2017 and 2018 impairment analysis, the Company did not identify any impairment losses for the goodwill in 2017 and 2018. The material assumptions used for the income approach was five (5) years of projected cash flows, with a discount rate of 19.0%.

k.	Severance pay:

Some of the Company's employees in Israel have subscribed to Section 14 of Israel's Severance Pay Law, 5723-1963 ("Section 14"). Pursuant to Section 14, the Company's employees, covered by this section, are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made on their behalf by the Company. Payments in accordance with Section 14 release the Company from any future the severance liabilities in respect of those employees. Neither severance pay liability nor severance pay fund under Section 14 for such employees is recorded on the Company's balance sheet.

With regards to employees in Israel that are not subject to Section 14, the Company's liability for severance pay is calculated pursuant to the Severance Pay Law, based on the most recent salary of the relevant employees multiplied by the number of years of employment as of the balance sheet date. These employees are entitled to one-month salary for each year of employment or a portion thereof. The Company's liability for these employees is fully provided for via monthly deposits with severance pay funds, insurance policies and an accrual. The value of these deposits is recorded as an asset with other assets on the Company's balance sheet.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Severance Pay Law or labor agreements.

Severance expense for the years ended December 31, 2018 and 2017 amounted to approximately $90 and $136, respectively.

l.	Business combinations:

The Company accounts for business combinations in accordance with ASC No. 805, "Business Combinations" (“ASC 805"). ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in consolidated statements of income. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in consolidated statements of income.

m.	Revenue recognition:

The Company generates revenues mainly from licensing the rights to use its software products and from providing maintenance, hosting and managed services, support and training. Certain software licenses requires significant customization. The Company sells its products directly to end-users and indirectly through resellers and OEMs (who are considered end users).

The Company recognizes revenue under the five-step methodology required under ASC 606, “Revenue from Contracts with Customers”, which requires the Company to identify the contract with the customer, identify the performance obligations in the contract, determine the transaction price, allocate the transaction price to the performance obligations identified, and recognize revenue when (or as) each performance obligation is satisfied.

As of January 1, 2018, the Company adopted the new standard using the modified retrospective transition approach. See also note 2w.

The Company’s primary revenue categories, related performance obligations, and associated recognition patterns are as follows:

Revenue Recognition for software license fee - software license fee revenue is recognized when the customer has access to the license and the right to use and benefit from the license. In cases when the conditions require delivery, then delivery must have occurred for purposes of revenue recognition.

Revenue Recognition for managed services arrangement - Managed services arrangements include management application and ongoing support.

The revenue from managed services arrangement is recognized over the time of the service.

Revenue Recognition for maintenance - Maintenance revenue is recognized ratably over the term of the maintenance agreement.

Arrangements with multiple performance obligations - Many of the Company’s agreements include software license bundled with maintenance and supports. The Company allocates the transaction price for each contract to each performance obligation identified in the contract based on the relative standalone selling price (SSP). The Company determines SSP for the purposes of allocating the transaction price to each performance obligation by considering several external and internal factors including, but not limited to, transactions where the specific element sold separately, historical actual pricing practices accordance with ASC 606. The determination of SSP requires the exercise of judgement. For maintenance and support, the Company determines the SSP based on the price at which the Company sells s renewal contract.

n.	Research and development expenses:

Research and development costs are charged to the consolidated statements of operation, as incurred. Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognized in the statement of operation when incurred.

o.	Income taxes:

The Company accounts for income taxes and uncertain tax positions in accordance with ASC Topic No. 740, "Income Taxes" ("ASC 740"). ASC 740 prescribes the use of the liability method, according to which deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Valuation allowances are provided to reduce deferred tax assets to the amounts that are more likely-than-not to be realized.

ASC No. 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

p.	Accounting for share-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation" ("ASC 718"). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service period in the Company's consolidated statement of income (loss).

The Company recognizes compensation expenses for the value of its awards, based on the straight-line method over the requisite service period of each of the awards.

The Company selected the Black-Scholes-Merton option pricing model as the most appropriate fair-value method for its stock-option compensation awards and values restricted stock units based on the market value of the underlying shares at the date of grant. The Company estimates the fair value of stock options granted with the following weighted average assumptions for 2017 (there were no options grants in 2018):

Year ended December 31,
Stock options	2017

Expected volatility (1)	87.7%
Risk-free interest (2)	2.435%
Dividend yield (3)	0%
Expected life (years) (4)	6.25

(1)	The computation of expected volatility is based on realized historical share price volatility of the Company's stock.

(2)	The risk-free interest rate is based on the yield from U.S. Treasury Bonds with an equivalent term;

(3)
The dividend yield assumption is based on the Company's historical experience and expectation of future dividend payouts. The Company has historically not paid dividends and has no foreseeable plans to pay cash dividends in the future.

(4)	Expected term of options granted represents the period of time that options granted are expected to be outstanding, and is estimated based on the Company's history.

The Company applies ASC No. 505-50, “Equity-Based Payment to Non-Employees” with respect to options and warrants issued to non-employees which requires the use of option valuation models to measure the fair value of the options and warrants at the measurement date.

Effective as of January 1, 2017, the Company adopted Accounting Standards Update 2016-09, "Compensation-Stock Compensation (Topic 718)" ("ASU 2016-09") on a modified, retrospective basis. ASU 2016-09 permits entities to make an accounting policy election related to how forfeitures will impact the recognition of compensation cost for stock - based compensation: to estimate the total number of awards for which the requisite service period will not be rendered or to account for forfeitures as they occur. Upon adoption of ASU 2016-09, the Company elected to change its accounting policy to account for forfeitures as they occur. The change was applied on a modified, retrospective basis. The impact of the adoption on the Company's was immaterial.

q.	Fair value of financial instruments:

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, restricted cash, trade receivables, other accounts receivable, trade payables, long term contingent earn-out liability and accrued liabilities approximate their fair value, due to the maturity of such instruments.

The Company applies ASC No. 820, "Fair Value Measurement" ("ASC 820") which clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	quoted prices in active markets for identical assets or liabilities.

Level 2 -
inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 -	unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The fair value of the Company’s marketable securities are based on quoted market prices and classified within Level 1. The Company did not hold any marketable securities as of December 31, 2018. The Company’s derivatives instruments are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

r.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, trade receivables and other account receivable.

Cash, cash equivalents and restricted cash are deposited with major banks in Israel, Hong Kong and the United States. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

The Company's customers are located mainly in the United States. The Company performs ongoing credit evaluations of its customers. In certain circumstances, the Company may require letters of credit, other collateral or additional guarantees.

The allowance for doubtful accounts is determined with respect to specific debts that are doubtful of collection according to management estimates.

The Company has no off-balance-sheet concentrations of credit risk.

s.	Basic and diluted net earnings (loss) per share:

Basic net earnings (loss) per share are computed based on the weighted average number of Ordinary and Preferred shares outstanding during each year. Diluted net earnings (loss) per share is computed based on the weighted average number of Ordinary and Preferred shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with ASC No.260, "Earnings Per Share".

Preferred shares have been included together with the Ordinary shares as a component of both basic and dilutive earnings (loss) per share as these securities participate equally with the Ordinary shares in the profits, losses and liquidation values.

No options have been included in the calculation of the diluted net earnings per share due to the Company’s losses during all the years presented.

t.	Derivatives instruments:

ASC No. 815, "Derivatives and Hedging"("ASC 815"), as amended, requires the Company to recognize all derivatives on the balance sheet at fair value. The Company entered into put and call option contracts to hedge certain transactions denominated in foreign currencies. The purpose of the Company's foreign currency hedging activities is to protect the Company from risk that the eventual dollar cash flows from international activities will be adversely affected by changes in the exchange rates. The Company's put option contracts did not qualify as hedging instruments under ASC 815.

Changes in the fair value of put option contracts are reflected in the consolidated statements of operations as financial income or expense, when they occur.

During 2018, 2017 and 2016, the Company entered into forward, call and put option contracts in the aggregate notional amounts of $2,100 $1,900 and $4,800, respectively, which converted a portion of its floating currency liabilities to a fixed rate basis, thus reducing the impact of exchange rate fluctuations on the Company's cash flow. In 2018, 2017 and 2016, the revaluation income (expenses) from these contracts with respect to the above transactions were $(9), $84 and $6, respectively, and are presented in the statements of operations as financial income (expense), net. As of December 31, 2018, the Company had outstanding call and put option contracts in an insignificant amount.

u.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC No. 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income (loss) relate to unrealized gains and losses on available for sale marketable securities and changes in foreign currency translation adjustments.

v.	Treasury shares:

Company shares held as treasury shares are recognized at cost, and as a deduction from equity. Any gain or loss arising from a purchase, sale, issuance or cancellation of treasury shares is recognized directly in equity.

w.	Impact of recently adopted accounting standards:

On January 1, 2018, the Company adopted ASC 606 using the modified retrospective method for contracts which were not completed as of January 1, 2018. Under the modified retrospective method, the Company recognized the cumulative effect of initially applying the new revenue standard as an adjustment to the opening balance of accumulated deficit and deferred revenues in the amount of $230.

The impact of the ASC 606 adoption on the consolidated statement of operations for the year ended December 31, 2018, was an increase in revenues amounting to $27, resulting in total revenues of $5,861, while under ASC 605 the Company's revenues would have been $5,834.

The impact on the loss of operations was also $27.

This relates to the Company's accounting for arrangements that include software licenses bundled with maintenance and support. Under ASC 606, the revenue attributable to these software licenses was recognized ratably over the term of the arrangement because VSOE did not exist or the undelivered maintenance and support element as it was not sold separately. The requirement to have VSOE for undelivered elements to enable the separation of revenue for the delivered software licenses is eliminated under the new standard. Accordingly, under the ASC 606 the Company is required to recognize as revenue a portion of the arrangement fee upon delivery of the software license.

x.	Impact of recently issued accounting standards:

1.
In February 2016, the FASB issued ASU 2016-02, Leases (“Topic 842” or “ASC 842”). The standard requires lessees to recognize almost all leases on the balance sheet as a right-of-use asset and a lease liability and requires leases to be classified as either an operating or a finance type lease. The standard excludes leases of intangible assets or inventory. Leases with a term of 12 months or less will be accounted for in a manner similar to the accounting under existing guidance for operating leases today. The new standard requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases. ASC 842 supersedes the previous leases standard, ASC 840, "Leases". Topic 842 becomes effective for the Company beginning January 1, 2019. The Company has completed its evaluation of the Standard and does not expect a material change in its pattern of leases recognition.

2.
In August 2016, FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230) Classification of Certain Cash Receipts and Cash Payments. ASU 2016-15 eliminates the diversity in practice related to the classification of certain cash receipts and payments for debt prepayment or extinguishment costs, the maturing of a zero-coupon bond, the settlement of contingent liabilities arising from a business combination, proceeds from insurance settlements, distributions from certain equity method investees and beneficial interests obtained in a financial asset securitization. ASU 2016-15 designates the appropriate cash flow classification, including requirements to allocate certain components of these cash receipts and payments among operating, investing and financing activities. The retrospective transition method, requiring adjustment to all comparative periods presented, is required unless it is impracticable for some of the amendments, in which case those amendments would be prospectively as of the earliest date practicable. The standard is effective on January 1, 2019. The Company is currently assessing the impact of the adoption of this standard on its consolidated financial statements and footnote disclosures.

3.
In January 2017, the FASB issued Accounting Standards Update No. 2017-04 (ASU 2017-04) “Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.” ASU 2017-04 eliminates step two of the goodwill impairment test and specifies that goodwill impairment should be measured by comparing the fair value of a reporting unit with its carrying amount. Additionally, the amount of goodwill allocated to each reporting unit with a zero or negative carrying amount of net assets should be disclosed. ASU 2017-04 is effective for annual or interim goodwill impairment tests performed in fiscal years beginning after December 15, 2019; early adoption is permitted. The Company does not expect that this new guidance will have a material impact on the Company’s Consolidated Financial Statements.

4.
In January 2017, the FASB issued ASU 2017-01 "Business Combinations (Topic 805): Clarifying the Definition of a Business" (ASU 2017-04), which provides a more robust framework to use in determining when a set of assets and activities is a business. Because the current definition of a business is interpreted broadly and can be difficult to apply, stakeholders indicated that analyzing transactions is inefficient and costly and that the definition does not permit the use of reasonable judgment. ASU 2017-04 provides more consistency in applying the guidance, reduces the costs of application, and makes the definition of a business more operable.

This update is effective for annual and interim periods beginning after December 15, 2018. The Company is currently evaluating the effect that this guidance will have on its consolidated financial statements.

5.
In August 2017, the FASB issued ASU No. 2017-12 (Topic 815) Derivatives and Hedging - Targeted Improvements to Accounting for Hedging Activities, which expands an entity's ability to hedge financial and nonfinancial risk components and amends how companies assess effectiveness as well as changes the presentation and disclosure requirements. The new standard is to be applied on a modified retrospective basis and is effective for interim and annual periods beginning after December 15, 2018, with early adoption permitted. The Company is currently evaluating the impact of adoption on the Consolidated Financial Statements.

4.
In August 2017, the FASB issued ASU No. 2017-12 (Topic 815) Derivatives and Hedging - Targeted Improvements to Accounting for Hedging Activities, which expands an entity's ability to hedge financial and nonfinancial risk components and amends how companies assess effectiveness as well as changes the presentation and disclosure requirements. The new standard is to be applied on a modified retrospective basis and is effective for interim and annual periods beginning after December 15, 2018, with early adoption permitted. The Company is currently evaluating the impact of adoption on the Consolidated Financial Statements.